21. EMPLOYEES BENEFITS PLANS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) Number yr
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 96,078
2021	44,217
2022	42,618
2023	49,210
2024	53,318
2025 onwards	R$ 308,483
Weighted average duration - in years | yr	8.67
FAF [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 155,399
2021	165,605
2022	176,477
2023	187,207
2024	199,126
2025 onwards	R$ 1,183,961
Weighted average duration - in years | Number	14.24
Plan II [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 1,378
2021	1,417
2022	1,454
2023	1,490
2024	1,525
2025 onwards	R$ 8,047
Weighted average duration - in years | Number	10.04